Long-Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT
First Mortgage Bonds
The Mortgage of Washington Gas dated January 1, 1933 (Mortgage), as supplemented and amended, securing any First Mortgage Bonds (FMBs) it issues, constitutes a direct lien on substantially all property and franchises owned by Washington Gas, other than a small amount of property that is expressly excluded. At December 31, 2019 and 2018, Washington Gas had no debt outstanding under the Mortgage. Any FMBs that may be issued in the future will represent indebtedness of Washington Gas.
Shelf Registration
At December 31, 2019, Washington Gas had remaining capacity under a shelf registration statement that was filed in May 2018 to issue up to $425.0 million of additional medium-term notes (MTN's).
Unsecured Notes
Washington Gas issues long-term debt that are unsecured long-term notes in the form of MTNs and private placement notes with individual terms regarding interest rates, maturities and call or put options. These notes can have maturity dates of one or more years from the date of issuance.
The indenture for the unsecured MTNs and the note purchase agreement for the private placement notes provide that Washington Gas will not issue any FMBs under its Mortgage without securing all MTNs and the private placement notes with the Mortgage.
Certain of Washington Gas’ outstanding MTNs and private placement notes have a make-whole call feature that pays the holder a premium based on a spread over the yield to maturity of a U.S. Treasury security having a comparable maturity if that particular note were to be called by Washington Gas before its stated maturity date. With the exception of this make-whole call feature, Washington Gas is not required to pay call premiums for calling debt prior to the stated maturity date.
The following table shows the outstanding notes with maturities in calendar years at December 31, 2019 and 2018.

Long Term Debt Outstanding
($ In millions)	December 31, 2019	December 31, 2018

Washington Gas Unsecured Notes
Due 2019, 4.76%	$—	$50.0
Due 2023, 6.65%	20.0	20.0
Due 2025, 5.44%	40.5	40.5
Due 2026, 6.62% to 6.82%	53.0	53.0
Due 2027, 6.40% to 6.57%	72.0	72.0
Due 2028, 6.57% to 6.85%	52.0	52.0
Due 2030, 7.50%	8.5	8.5
Due 2036, 5.70% to 5.78%	50.0	50.0
Due 2040, 5.21%	75.0	75.0
Due 2043, 5.00%	75.0	75.0
Due 2044, 4.22% to 4.24%	150.0	150.0
Due 2046, 3.80%	450.0	450.0
Due 2049, 3.65%	300.0	—
Commercial Paper due in various years (c)	$100.0	$—
Total Long-Term Debt(a)	$1,446.0	$1,096.0
Unamortized discount	(4.3)	(2.9)
Unamortized debt expense	(10.8)	(8.1)
Less—current maturities	—	50.0
Total Long-Term Debt	$1,430.9	$1,035.0
Weighted average interest rate(b)	4.52%	4.77%
(a) Includes MTNs and private placement notes. The amount represents face value of long-term debt including current maturities.
(b) Weighted average interest rate is for the Washington Gas unsecured notes including current maturities.
(c) In December 2019, we classified $100.0 million commercial paper balance as "Long-term debt" on Washington Gas' balance sheets due to its ability and intent to refinance these balances on a long-term basis. Refer to Note 6 - Short-term debt for discussion on the credit facility.
The following table shows the issuances and retirements of Washington Gas' unsecured notes for the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal year ended September 30, 2017. There were no issuances or retirements during the fiscal year ended September 30, 2018.

Washington Gas' Unsecured Notes Issuances and Retirements
(In millions)	Principal(a)(c)	Interest Rate(b)	Effective Cost(b)	Nominal Maturity Date
Calendar Year Ended December 31, 2019
Issuances:
09/13/2019	$300.0	3.65%	3.72%	9/15/2049
Retirements:
11/1/2019	$50.0	4.76%	4.76%	11/1/2019
Three Months Ended December 31, 2018
Retirements:
12/05/2018	$50.0	7.46%	7.46%	12/5/2018
Fiscal Year ended September 30, 2017
Issuances:
9/18/2017	$200.0	3.80%		9/15/2046
(a)Represents face amount of notes.
(b) Represents the interest rate and effective cost at the trade date of the debt.
On September 13, 2019, Washington Gas issued medium-term notes with an aggregate principal amount of $300 million and 3.65% fixed interest rate that are due in September 2049. The interest will be paid semi-annually in March and September of each year. The notes have a make-whole call provision at a U.S. Treasury rate plus 25 basis points prior to March 15, 2049, and then are callable at par after March 15, 2049.